Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 15,124	$ 14,243	$ 13,221
Securities financing transactions	13,295	9,707	15,333
Over-the-counter debt instruments and other	7,703	1,809	1,684
Total other financial liabilities designated at fair value	36,122	$ 25,758	$ 30,237
Credit Suisse
Disclosure Of Financial Liabilities [Line Items]
Total other financial liabilities designated at fair value	$ 6,996